Schedule of intellectual property agreement (Details)	Jun. 30, 2026 USD ($)
Borrowings And Other Financial Liabilities
Total assets of the segments containing the debtor entities	$ 188,972,682
Less goodwill recognised on consolidation	(143,427,134)
Less real property, expressly excluded from the collateral	(4,977,844)
Indicative carrying amount of assets pledged	$ 40,567,704